Income Taxes	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

Our financial statements, including this footnote has been updated for the early adoption of ASU 2015-17 in the first quarter of fiscal year 2016. This standard amends the requirements to separately classify deferred income tax liabilities and assets into current and noncurrent amounts on a classified balance sheet, and requires all deferred income tax liabilities and assets to be offset by taxing jurisdiction and classified as noncurrent. WGL and Washington Gas applied ASU 2015-17 retrospectively. As a result of the retrospective adoption, $32.8 million and $24.7 million were reclassified from "Current Assets-Deferred income taxes" to "Deferred Credits-Deferred income taxes" on WGL's and Washington Gas' September 30, 2015 balance sheets, respectively, and $26.7 million and $22.9 million were reclassified from "Current Assets-Deferred income taxes" to "Deferred Credits-Deferred income taxes" on WGL's and Washington Gas' September 30, 2014 balance sheets, respectively.
WGL files a consolidated federal tax return and various other state returns. We are no longer subject to income tax examinations by the Internal Revenue Service (IRS) for years ended prior to September 30, 2012. Substantially all state income tax years in major jurisdictions are closed for years ended prior to September 30, 2011.
WGL and each of its subsidiaries also participate in a tax sharing agreement that establishes the method for allocating tax benefits from losses that are utilized on the consolidated income tax return. The consolidated tax is apportioned among the subsidiaries on the separate return method and losses of the parent, WGL, are allocated to the subsidiaries that have taxable income. In fiscal year 2015, Washington Gas shared $0.5 million of tax benefits from the tax sharing agreement that was reflected as a tax decrease on Washington Gas’ statements of income. During fiscal years 2014 and 2013, Washington Gas realized $2.9 million and $1.3 million of tax savings as a result of this tax sharing agreement. The effect of this allocation of benefits to Washington Gas has no effect on our consolidated financial statements. State income tax returns are filed on a separate company basis in most states where we have operations and/or a requirement to file.
Washington Gas charged the Maryland portion of the Med D regulatory asset to tax expense during the fiscal year ended September 30, 2012, based on positions taken by the PSC of MD in Washington Gas’ rate case during the fiscal year that did not permit recovery. Washington Gas received an order in the first quarter of fiscal year end September 30, 2014 in its rate case from the PSC of MD that allowed recovery of the Med D regulatory asset over a 5-year amortization period. Therefore, the tax benefit was recognized to reinstate the regulatory asset.
On September 13, 2013, the U.S. Treasury Department issued final income tax regulations to address the costs incurred in acquiring, producing, or improving tangible property. The regulations are effective for WGL and Washington Gas for the tax year beginning October 1, 2014. WGL and Washington Gas will file Forms 3115 along with its income tax return for the year ended September 30, 2015. The financial impact of these regulations did not have a material impact on the financial statements. Any changes in method of accounting for income tax purposes required to conform to the final regulations will be made for the taxable year ending September 30, 2015.
The tables below provide the following for WGL and Washington Gas: (i) the components of income tax expense; (ii) a reconciliation between the statutory federal income tax rate and the effective income tax rate and (iii) the components of accumulated deferred income tax assets and liabilities at September 30, 2015 and 2014.

WGL Holdings, Inc.
Components of Income Tax Expense
	Years Ended September 30,
(In thousands)	2015	2014	2013
INCOME TAX EXPENSE
Current:
Federal	$(18,639)	$29,976	$41,425
State	2,977	5,149	11,258
Total current	(15,662)	35,125	52,683
Deferred:
Federal
Accelerated depreciation	71,529	35,747	33,394
Other	17,726	(18,014)	(31,173)
State
Accelerated depreciation	13,739	9,822	6,795
Other	1,411	(1,760)	(7,585)
Total deferred	104,405	25,795	1,431
Amortization of investment tax credits	(4,939)	(3,666)	(1,822)
Total income tax expense	$83,804	$57,254	$52,292

WGL Holdings, Inc.
Reconciliation Between the Statutory Federal Income Tax Rate and Effective Tax Rate
	Years Ended September 30,
($ In thousands)	2015		2014		2013
Income taxes at statutory federal income tax rate	$75,760	35.00%	$57,580	35.00%	$46,853	35.00%
Increase (decrease) in income taxes resulting from:
Accelerated depreciation less amount deferred	1,187	0.55	1,875	1.14	2,106	1.57
Amortization of investment tax credits	(4,939)	(2.28)	(3,666)	(2.23)	(1,822)	(1.36)
Cost of removal	(2,721)	(1.26)	(4,902)	(2.98)	(2,356)	(1.76)
State income taxes-net of federal benefit	11,109	5.13	8,734	5.31	7,448	5.56
Medicare Part D adjustment	—	—	(3,621)	(2.20)	—	—
ASDHI impairment	1,969	0.91	—	—	—	—
Other items-net	1,439	0.66	1,254	0.76	63	0.05
Total income tax expense and effective tax rate	$83,804	38.71%	$57,254	34.80%	$52,292	39.06%

WGL Holdings, Inc.
Components of Accumulated Deferred Income Tax Assets (Liabilities)
	September 30,
(In thousands)	2015	2014
Deferred income tax assets:
Pensions	$44,468	$24,349
Uncollectible accounts	10,389	9,268
Inventory overheads	5,873	6,591
Employee compensation and benefits	57,230	44,179
Derivatives	43,891	38,058
Deferred gas costs	2,406	4,218
Solar grant/investment tax credit	53,067	39,184
Tax credit carry forward	55,040	—
Other	5,640	2,236
Total assets	278,004	168,083
Deferred income tax liabilities:
Other post-retirement benefits	54,860	38,299
Accelerated depreciation and other plant related items	794,099	669,040
Losses/gains on reacquired debt	1,292	1,426
Income taxes recoverable through future rates	68,245	65,374
Deferred gas costs	815	2,818
Partnership basis differences	29,468	25,370
Valuation allowances	2,188	—
Total liabilities	950,967	802,327
Net accumulated deferred income tax assets (liabilities)	$(672,963)	$(634,244)

Washington Gas Light Company
Components of Income Tax Expense
	Years Ended September 30,
(In thousands)	2015	2014	2013
INCOME TAX EXPENSE
Current:
Federal	$(5,305)	$37,098	$40,492
State	907	4,262	7,515
Total current	(4,398)	41,360	48,007
Deferred:
Federal
Accelerated depreciation	71,046	34,833	34,518
Other	(6,619)	(30,523)	(35,982)
State
Accelerated depreciation	13,701	9,540	6,770
Other	(1,507)	(6,800)	(8,221)
Total deferred	76,621	7,050	(2,915)
Amortization of investment tax credits	(832)	(876)	(895)
Total income tax expense	$71,391	$47,534	$44,197

Washington Gas Light Company
Reconciliation Between the Statutory Federal Income Tax Rate and Effective Tax Rate
	Years Ended September 30,
($ In thousands)	2015		2014		2013
Income taxes at statutory federal income tax rate	$63,024	35.00%	$51,050	35.00%	$40,782	35.00%
Increase (decrease) in income taxes resulting from:
Accelerated depreciation less amount deferred	2,108	1.17	1,875	1.29	2,106	1.81
Amortization of investment tax credits	(832)	(0.46)	(876)	(0.60)	(895)	(0.77)
Cost of removal	(2,721)	(1.51)	(4,902)	(3.36)	(2,356)	(2.02)
State income taxes-net of federal benefit	8,986	4.99	6,711	4.60	5,487	4.71
Consolidated tax sharing allocation	(533)	(0.30)	(2,862)	(1.96)	(1,290)	(1.11)
Medicare Part D adjustment	—	—	(3,621)	(2.48)	—	—
Other items-net	1,359	0.76	159	0.09	363	0.31
Total income tax expense and effective tax rate	$71,391	39.65%	$47,534	32.58%	$44,197	37.93%

Washington Gas Light Company
Components of Accumulated Deferred Income Tax Assets (Liabilities)
	September 30,
(In thousands)	2015	2014
Deferred income tax assets:
Pensions	$43,748	$23,738
Uncollectible accounts	7,637	7,618
Inventory overheads	5,873	6,591
Employee compensation and benefits	38,857	33,863
Derivatives	38,887	36,364
Deferred gas costs	2,406	4,218
Investment tax credit	—	312
Other	862	1,011
Total assets	138,270	113,715
Deferred income tax liabilities:
Other post-retirement benefits	54,566	38,065
Accelerated depreciation and other plant related items	681,108	602,376
Losses/gains on reacquired debt	1,292	1,426
Income taxes recoverable through future rates	67,953	65,128
Deferred gas costs	815	2,818
Other	1,300	932
Total liabilities	807,034	710,745
Net accumulated deferred income tax assets (liabilities)	$(668,764)	$(597,030)

In June 2015, we filed our tax return for the year ended September 30, 2014.
The following table summarizes the change in unrecognized tax benefits during fiscal year 2015, 2014, 2013 and our total unrecognized tax benefits at September 30, under the provisions of ASC Topic 740, Income Taxes:

Unrecognized Tax Benefits
(In thousands)	2015	2014	2013
Total unrecognized tax benefits, October 1,	$32,613	$25,051	$22,082
Increases in tax positions relating to current year	12,848	10,512	5,251
Decreases in tax positions relating to prior year	(6,834)	(2,950)	(2,282)
Total unrecognized tax benefits, September 30,	$38,627	$32,613	$25,051

During the year, the unrecognized tax benefits for WGL and Washington Gas increased by approximately $6.0 million relating to uncertain tax positions, primarily due to the change in tax accounting for repairs. If the amounts of unrecognized tax benefits are eventually realized, it would not materially impact the effective tax rate. It is reasonably possible that the amount of the unrecognized tax benefit with respect to some of WGL’s and Washington Gas’ uncertain tax positions will significantly increase or decrease in the next 12 months. The IRS completed its audit of the tax years related to the change in accounting method for repairs without proposing any changes, however, they could re-examine this issue in the future.

WGL and Washington Gas recognize any accrued interest associated with uncertain tax positions in interest expense and recognizes any accrued penalties associated with uncertain tax positions in other expenses in the statements of income. During the fiscal years ended September 30, 2015, 2014 and 2013, interest expense on uncertain tax positions was minimal.